GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2012 are as follows:

Balance as of January 1, 2011	$5,870

Foreign currency translation adjustments	(28)

Balance as of December 31, 2011	5,842

Foreign currency translation adjustments	279

Balance as of December 31, 2012	$6,121